Equity Incentive Plan (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Exercised	(23,075)
Weighted average contractual life (In Years) Outstanding		4 years 6 months 18 days
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at beginning of year	752,372	762,944
Number of Options, Granted	435,393	0
Number of Options, Exercised	(23,075)	(2,277)
Number of Options, Expired	(8,600)	(8,295)
Number of Options, Outstanding at end of year	1,156,090	752,372
Number of Options, Exercisable at end of year	827,529	733,049
Number of Options, Vested and expected to vest at end of year	827,529	733,049
Weighted average exercise price, Outstanding at beginning of year	0.91	0.91
Weighted average exercise price, Granted	5.80
Weighted average exercise price, Exercised	0.65	2.85
Weighted average exercise price, Expired	0.65	3.60
Weighted average exercise price, Outstanding at end of year	2.69	0.91
Weighted average exercise price, Exercisable at end of year	2.46	0.93
Weighted average exercise price, Vested and expected to vest at end of year	2.46	0.93
Weighted average contractual life (In Years) Outstanding	5 years 18 days	4 years 6 months 18 days
Weighted average contractual life (In Years) Granted	9 years 10 months 17 days
Weighted average contractual life (In Years) Exercisable at end of period	6 years 10 months 13 days	6 years 10 months 13 days
Weighted average contractual life (In Years) Vested and expected to vest at end of period	6 years 10 months 13 days	6 years 10 months 13 days